Real Estate Acquired Through Foreclosure and Other Repossessed Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Balance at beginning of year	$ 4,194	$ 3,527
Provision for losses	3,101	2,718
Charge-offs	(4,533)	(2,359)
Balance at end of year	3,741	4,194
Real Estate [Member]
Balance at beginning of year	159	19
Provision for losses	147	159
Charge-offs	(181)	(19)
Balance at end of year	$ 125	$ 159